CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Spring Valley Acquisition III Ordinary shares Class A ordinary shares	Spring Valley Acquisition III Ordinary shares Class B common shares	Spring Valley Acquisition III Additional paid-in capital Private Placement Warrants	Spring Valley Acquisition III Additional paid-in capital Public Warrants	Spring Valley Acquisition III Additional paid-in capital	Spring Valley Acquisition III Accumulated deficit	Spring Valley Acquisition III Class A ordinary shares	Spring Valley Acquisition III Class B common shares	Spring Valley Acquisition III Private Placement Warrants	Spring Valley Acquisition III Public Warrants	Spring Valley Acquisition III	Ordinary shares Class A ordinary shares	Ordinary shares	Additional paid-in capital	Accumulated deficit	Class A ordinary shares	Class B common shares	Total
Beginning balance at Dec. 31, 2023												$ 2,364,000		$ 14,706,000	$ (233,346,000)			$ (220,726,000)
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss for the year																		(57,770,000)
Ending balance at Dec. 31, 2024												2,407,000	$ 2,407,000	15,920,000	(298,566,000)			$ (284,088,000)
Ending balance (shares) at Dec. 31, 2024																	0	1,316,702
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss for the year																		$ (9,710,000)
Ending balance at Jun. 30, 2025		$ 767			$ 24,233	$ (16,620)					$ 8,380		2,413,000	16,434,000	(309,971,000)			(298,122,000)
Ending balance (shares) at Jun. 30, 2025		7,666,667
Beginning balance at Dec. 31, 2024												2,407,000	2,407,000	15,920,000	(298,566,000)			$ (284,088,000)
Beginning balance (shares) at Dec. 31, 2024																	0	1,316,702
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Rights Offering share reorganization (note 12, 13)												$ 148,122,000						$ 148,122,000
Number of shares converted to Common A shares												11,960,583				11,960,583
Warrant issued														1,067,000				1,067,000
Net loss for the year																		(31,370,000)
Ending balance at Dec. 31, 2025	$ 0	$ 767			0	(8,264,067)					(8,263,300)	$ 146,525,000	146,525,000	18,327,000	(331,952,000)			$ (173,804,000)
Ending balance (shares) at Dec. 31, 2025	0	7,666,667					0	7,666,667									0	13,290,803
Beginning balance at Mar. 11, 2025	$ 0	$ 0			0	0					0
Beginning balance (shares) at Mar. 11, 2025	0	0
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Rights Offering share reorganization (note 12, 13)		$ 767			24,233						25,000
Number of shares converted to Common A shares		7,666,667
Ending balance at Mar. 31, 2025		$ 767			24,233						25,000		2,407,000	16,205,000	(305,948,000)			$ (291,808,000)
Ending balance (shares) at Mar. 31, 2025		7,666,667
Beginning balance at Mar. 11, 2025	$ 0	$ 0			0	0					0
Beginning balance (shares) at Mar. 11, 2025	0	0
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss for the year											(16,620)
Ending balance at Jun. 30, 2025		$ 767			24,233	(16,620)					8,380		2,413,000	16,434,000	(309,971,000)			(298,122,000)
Ending balance (shares) at Jun. 30, 2025		7,666,667
Beginning balance at Mar. 11, 2025	$ 0	$ 0			0	0					0
Beginning balance (shares) at Mar. 11, 2025	0	0
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Rights Offering share reorganization (note 12, 13)		$ 767			24,233						25,000
Number of shares converted to Common A shares		7,666,667
Accretion for ordinary shares to redemption amount					(8,091,714)	(10,623,367)					(18,715,081)
Warrant issued			$ 6,341,500	$ 1,855,333					$ 6,341,500	$ 1,855,333
Allocated value of transaction costs to Class A shares					(129,352)						(129,352)
Net loss for the year						2,359,300					2,359,300
Ending balance at Dec. 31, 2025	$ 0	$ 767			0	(8,264,067)					(8,263,300)	146,525,000	146,525,000	18,327,000	(331,952,000)			$ (173,804,000)
Ending balance (shares) at Dec. 31, 2025	0	7,666,667					0	7,666,667									0	13,290,803
Beginning balance at Mar. 31, 2025		$ 767			24,233						25,000		2,407,000	16,205,000	(305,948,000)			$ (291,808,000)
Beginning balance (shares) at Mar. 31, 2025		7,666,667
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss for the year						(16,620)					(16,620)							(4,022,000)
Ending balance at Jun. 30, 2025		$ 767			24,233	(16,620)					8,380		2,413,000	16,434,000	(309,971,000)			(298,122,000)
Ending balance (shares) at Jun. 30, 2025		7,666,667
Beginning balance at Dec. 31, 2025	$ 0	$ 767			0	(8,264,067)					(8,263,300)	146,525,000	146,525,000	18,327,000	(331,952,000)			$ (173,804,000)
Beginning balance (shares) at Dec. 31, 2025	0	7,666,667					0	7,666,667									0	13,290,803
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Accretion for ordinary shares to redemption amount						(1,944,194)					(1,944,194)
Net loss for the year						(11,990,533)					(11,990,533)
Ending balance at Mar. 31, 2026		$ 767				(22,198,794)					(22,198,027)		146,567,000	18,390,000	(370,764,000)			$ (211,625,000)
Ending balance (shares) at Mar. 31, 2026		7,666,667
Beginning balance at Dec. 31, 2025	$ 0	$ 767			$ 0	(8,264,067)					(8,263,300)	$ 146,525,000	146,525,000	18,327,000	(331,952,000)			$ (173,804,000)
Beginning balance (shares) at Dec. 31, 2025	0	7,666,667					0	7,666,667									0	13,290,803
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss for the year											(18,422,626)							$ (122,504,000)
Ending balance at Jun. 30, 2026		$ 767				(30,604,029)					(30,603,262)		146,609,000	18,586,000	(454,456,000)			$ (292,626,000)
Ending balance (shares) at Jun. 30, 2026		7,666,667					0	7,666,667										13,324,608
Beginning balance at Mar. 31, 2026		$ 767				(22,198,794)					(22,198,027)		146,567,000	18,390,000	(370,764,000)			$ (211,625,000)
Beginning balance (shares) at Mar. 31, 2026		7,666,667
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Accretion for ordinary shares to redemption amount						(1,973,142)					(1,973,142)
Net loss for the year						(6,432,093)					(6,432,093)							(83,692,000)
Ending balance at Jun. 30, 2026		$ 767				$ (30,604,029)					$ (30,603,262)		$ 146,609,000	$ 18,586,000	$ (454,456,000)			$ (292,626,000)
Ending balance (shares) at Jun. 30, 2026		7,666,667					0	7,666,667										13,324,608